Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001066980
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 24, 2015
Document Effective Date	dei_DocumentEffectiveDate	Aug. 25, 2015
Prospectus Date	rr_ProspectusDate	Aug. 25, 2015